Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000166019 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Aware Advantage Large Cap Core Fund
Class Name	Class K Shares
Trading Symbol	BIRKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Sustainable Aware Advantage Large Cap Core Fund (the “Fund”) (formerly known as BlackRock Sustainable Advantage Large Cap Core Fund) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$23	0.43%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.43%	[1]
Net Assets	$ 1,004,081,538
Holdings Count | Holding	180
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,004,081,538
Number of Portfolio Holdings	180
Portfolio Turnover Rate	57%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	32.9%
Financials	12.7%
Consumer Discretionary	11.7%
Communication Services	11.0%
Health Care	10.3%
Industrials	10.0%
Consumer Staples	4.3%
Energy	2.2%
Materials	2.0%
Real Estate	1.4%
Utilities	0.8%
Short-Term Securities	0.6%
Liabilities in Excess of Other Assets	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	7.1%
Apple, Inc.	7.0%
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.3%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Walmart, Inc.	1.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	7.1%
Apple, Inc.	7.0%
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.3%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Walmart, Inc.	1.9%
(b)Excludes short-term securities.
C000160935 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Aware Advantage Large Cap Core Fund
Class Name	Investor C Shares
Trading Symbol	BIRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Sustainable Aware Advantage Large Cap Core Fund (the “Fund”) (formerly known as BlackRock Sustainable Advantage Large Cap Core Fund) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$80	1.48%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.48%	[2]
Net Assets	$ 1,004,081,538
Holdings Count | Holding	180
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,004,081,538
Number of Portfolio Holdings	180
Portfolio Turnover Rate	57%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	32.9%
Financials	12.7%
Consumer Discretionary	11.7%
Communication Services	11.0%
Health Care	10.3%
Industrials	10.0%
Consumer Staples	4.3%
Energy	2.2%
Materials	2.0%
Real Estate	1.4%
Utilities	0.8%
Short-Term Securities	0.6%
Liabilities in Excess of Other Assets	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	7.1%
Apple, Inc.	7.0%
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.3%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Walmart, Inc.	1.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	7.1%
Apple, Inc.	7.0%
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.3%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Walmart, Inc.	1.9%
(b)Excludes short-term securities.
C000160934 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Aware Advantage Large Cap Core Fund
Class Name	Investor A Shares
Trading Symbol	BIRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Sustainable Aware Advantage Large Cap Core Fund (the “Fund”) (formerly known as BlackRock Sustainable Advantage Large Cap Core Fund) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$40	0.73%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.73%	[3]
Net Assets	$ 1,004,081,538
Holdings Count | Holding	180
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,004,081,538
Number of Portfolio Holdings	180
Portfolio Turnover Rate	57%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	32.9%
Financials	12.7%
Consumer Discretionary	11.7%
Communication Services	11.0%
Health Care	10.3%
Industrials	10.0%
Consumer Staples	4.3%
Energy	2.2%
Materials	2.0%
Real Estate	1.4%
Utilities	0.8%
Short-Term Securities	0.6%
Liabilities in Excess of Other Assets	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	7.1%
Apple, Inc.	7.0%
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.3%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Walmart, Inc.	1.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	7.1%
Apple, Inc.	7.0%
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.3%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Walmart, Inc.	1.9%
(b)Excludes short-term securities.
C000160936 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Aware Advantage Large Cap Core Fund
Class Name	Institutional Shares
Trading Symbol	BIRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Sustainable Aware Advantage Large Cap Core Fund (the “Fund”) (formerly known as BlackRock Sustainable Advantage Large Cap Core Fund) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$26	0.48%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.48%	[4]
Net Assets	$ 1,004,081,538
Holdings Count | Holding	180
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,004,081,538
Number of Portfolio Holdings	180
Portfolio Turnover Rate	57%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	32.9%
Financials	12.7%
Consumer Discretionary	11.7%
Communication Services	11.0%
Health Care	10.3%
Industrials	10.0%
Consumer Staples	4.3%
Energy	2.2%
Materials	2.0%
Real Estate	1.4%
Utilities	0.8%
Short-Term Securities	0.6%
Liabilities in Excess of Other Assets	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	7.1%
Apple, Inc.	7.0%
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.3%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Walmart, Inc.	1.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	7.1%
Apple, Inc.	7.0%
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.3%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Walmart, Inc.	1.9%
(b)Excludes short-term securities.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.